Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Group had the following material related party transactions and balances.
The table below sets forth the major related parties and their relationships with the Group:

Related Party	Relationship with the Group
JYBD	Investee of the Group
Giga AI	Investee of the Group (Consolidated in July 2025)
Plus (US)	Investee of the Group
For the years ended December 31, 2023, 2024 and 2025, services provided to related parties were RMB 104, RMB nil and RMB nil, respectively:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Value-added service revenue from JYBD	104	—	—

Total	104	—	—

For the years ended December 31, 2023, 2024 and 2025, loan transactions with related parties were as follow:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loans to Giga AI	—	35,523	—
Repayment of loans from Giga AI	—	35,515	—
Interest income of loans from Giga AI	—	725	—
In February 2024, the Group entered into a loan agreement with Giga AI, pursuant to which the Group agreed to make available to Giga AI a loan in the principal amount of US$3,500 in one lump sum. The loan has an interest rate of 12% per annum and an original term of two months, which was further extended to four months. In April 2024, an additional loan agreement was entered by the same parties. The principal amount of the loan is US$1,500 with a term of two months and the interest rate is 12% per annum. Both loans were fully paid by Giga AI in May 2024.
As of December 31, 2024 and 2025, amounts due to related parties were RMB nil
and RMB29,674, respectively, and details are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Current liabilities:
Proceeds prepaid by certain management members for investment in a subsidiary	—	15,616
Consideration payable for purchase of shares in Giga AI from Plus (US)	—	14,058

Total	—	29,674

In addition, the Group has made equity or debt investments to related parties during the years ended December 31, 2023, 2024 and 2025. These transactions with related parties were included in Note 11, Note10 and Note 4.